Effects of New Accounting Pronouncements (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Jan. 01, 2021	Dec. 31, 2020	Jan. 01, 2020	Dec. 31, 2019
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Equity	$ 3,466,611	$ 3,096,550		$ 2,797,839		$ 2,536,591
Additional Paid-In Capital
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Equity	1,868,015	1,818,508		1,834,169		1,777,017
Retained Earnings
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Equity	$ 2,160,173	$ 1,791,740		1,323,091		1,178,457
Impact of Change in Accounting Policy
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Equity				(53,789)		(15,074)
Impact of Change in Accounting Policy | Additional Paid-In Capital
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Equity			$ (54,100)	(54,052)
Impact of Change in Accounting Policy | Retained Earnings
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Equity			$ 300	$ 263	$ 15,100	$ (15,074)
Impact of Change in Accounting Policy, Pre-Tax | Retained Earnings
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Equity					$ 19,600